BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY	6 Months Ended
Dec. 31, 2022
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY

NOTE 10. BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY

(a)Step Acquisition of Future Gas Station (Beijing) Technology, Ltd (“FGS”)

On August 21, 2018, the Company entered into a definitive investment agreement and a supplemental agreement (collectively, the “Agreement”) with FGS and the other shareholders of FGS. Following full performance under the Agreement, Recon will own 43% of FGS. As consideration for increasing its affiliates’ interest in FGS from 8% to 43%, the Company will (1) pay a total of RMB 10 million in cash to FGS and (2) issue 487,057 restricted Class A Ordinary Shares of the Company (the “Restricted Shares”) to the other shareholders of FGS within 30 days after FGS finalizes recording the Company’s corresponding interest at the local governmental agency. If FGS does not reach certain performance goals, the Company has the right to cancel all of the Restricted Shares and without further payment. The Restricted Shares are also subject to lock-up period requirements that vary for each of FGS shareholders, from one year to three years following issuance of the Restricted Shares. FGS has finalized recording Recon’s corresponding interest at the local governmental agency, and Recon has issued 487,057 Restricted Shares in total to the other shareholders of FGS in August 2018.

On September 24, 2019, the Company signed an extension agreement with FGS and the other shareholders of FGS to postpone the Agreement to provide extra period for FGS to further fulfill the goals mentioned on the supplemental agreement. During the original contract period, FGS adjusted its operation model with an advanced improvement of its mobile applications and business model. Objected user and average Gross Merchandise Volume (“GMV”) of FGS’ mobile applications have been exceeded. FGS will need an extension to deploy its business in more provinces to complete a goal of 200 more gas stations.

On March 17, 2020, the Company signed a new supplemental agreement with FGS and the other shareholders of FGS to extend another 12 months to February 2021 for FGS and its shareholders to fulfill the goals mentioned on the supplemental agreement.

As of December 31, 2020, the Company owned 43% of the equity interests of FGS. The investments are accounted for using the equity method because the Company has significant influence, but no control of FGS.

On February 8, 2021, and pursuant to FGS’ shareholder meeting resolution dated January 13, 2021 (“Acquisition Date”), two of the Company’s subsidiaries entered into the fourth supplemental agreement to the investment agreement with FGS and FGS’ founding shareholders to acquire 8% equity ownership of FGS, as an exchange for waiver of the requirement on FGS’ performance goal about the number of gas stations and cancellation of the related lock-up terms on the 487,057 Restricted Shares of the Company (reflecting the effect of one-for-five reverse share split) issued per the agreement signed on August 21, 2018. FGS failed to complete one of the three goals set up in the investment agreement. As a consequence, the Company shall cancel one third of the 487,057 Restricted Shares, which shall be 162,352 Restricted Shares. According to this new arrangement, the Company waived the goals and cancellation of the shares as a deemed consideration of the 8% equity. Based on the share price $1.61 on January 13, 2021, the fair value of the waived performance goal equals to ¥1,689,807 ($261,667). As a result, the Company owns 51% interest of FGS and this transaction was considered as a step acquisition under ASC 805 “Business Combinations”. A step acquisition gain of ¥979,254 arising from revaluation of previously held equity interest was recognized during the year ended June 30, 2021.

The Company retained independent appraisers to advise management in the determination of the fair value of customers relationship and goodwill. The values assigned in these financial statements represent management’s best estimate of fair values as of the Acquisition Date. The carrying value of other assets and liabilities other than customer relationship and goodwill, are approximate at their fair value as of the Acquisition Date.

The fair values of the identifiable assets and liabilities as at the date of the acquisitions are summarized in the following table:

	RMB	U.S. Dollars
Cash	¥471,843	$68,400
Trade accounts receivable, net	831,049	120,472
Other receivables, net	144,285	20,916
Contract costs, net	75,250	10,908
Prepaid expenses	91,132	13,211
Property and equipment, net	118,130	17,125
Intercompany receivables*	6,850,000	992,998
Intangible assets- customer relationship	7,000,000	1,014,743
Goodwill	6,996,895	1,014,293
Trade accounts payable	(1,032,078)	(149,613)
Other payables	(1,273,182)	(184,565)
Other payable- related parties	(479,959)	(69,576)
Deferred revenue	(39,786)	(5,768)
Accrued payroll and employees’ welfare	(1,629,519)	(236,220)
Taxes payable	(64,253)	(9,314)
Deferred tax liability	(1,050,000)	(152,213)
Total	¥17,009,807	$2,465,797

Cash considerations	—	—
Deemed equity consideration to acquire 8% equity interest in FGS	1,689,807	244,960
Fair value of previously held equity interest	30,530,000	4,425,728
Non-controlling interest	34,790,000	5,043,272
Capital contribution receivable due from non-controlling Interest	(50,000,000)	(7,248,163)
Total	¥17,009,807	$2,465,797

*Intercompany receivables from Nanjing Recon and BHD are eliminated upon consolidation.

The noncontrolling interest has been recognized at fair value net with subscription receivable on the acquisition date.

Goodwill and intangible assets

The excess of purchase price over the fair value of assets acquired and liabilities assumed of the business acquired was recorded as goodwill. The goodwill is not expected to be deductible for tax purposes. In conjunction with the preparation of our consolidated financial statement for year ended June 30, 2022, the management performed evaluation on the impairment of goodwill and recorded an impairment loss on goodwill of ¥2,266,893 for the year ended June 30, 2022.

The identifiable goodwill acquired and the carrying value as of December 31, 2022 is as follows:

	Fair Value
	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)
Goodwill	¥6,996,895	$1,014,292
Less: impairment	(2,266,893)	(328,616)
The carrying value of goodwill as of December 31, 2022	¥4,730,002	$685,676

The fair value of identified intangible assets, which is customer relationship, and its estimated useful lives as of December 31, 2022 is as follows:

			Average
			Useful Life
	Fair Value		(in Years)
	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)
Intangible assets - customer relationship	¥7,000,000	$1,014,743	10
Less: accumulated amortization	(1,400,000)	(202,949)
Total intangible assets, net as of December 31, 2022	¥5,600,000	$811,794

The amortization expense of customer relationship was ¥350,000 and ¥350,000 ($50,737) for the six months ended December 31, 2021 and 2022, respectively.

(b)Investment in Starry Blockchain Energy Pte. Ltd. (“Starry”)

On June 3, 2021, Company entered into a share exchange agreement (the “Agreement”) with Starry, an innovative blockchain and sustainable energy technological company, and the controlling shareholders of Starry (the “Starry Controlling Shareholders”) to acquire 30% of the equity interest in Starry. Pursuant to the terms of the Agreement, the signing parties agreed that the value of 30% of the equity interest in Starry is $3,000,000. As consideration to acquire Starry’s 30% equity interest, the Company issued 316,345 unregistered, restricted Class A Ordinary Shares, based on $9.48 per share, the average closing price in the 30 trading days prior to signing this Agreement, to the Starry Controlling Shareholders. Fair value of the shares issued on the investment date, which was June 3, 2021, was ¥27,675,450, or $4,327,600, based on the closing price of $13.80 per share. On November 10, 2021, this investment agreement was terminated based on a mutual decision and the 316,345 unregistered, restricted Class A Ordinary Shares was subsequently cancelled on December 10, 2021. The Company recorded an investment income of ¥15,411 during the six months ended December 31, 2021. On November 10, 2021, the Company signed a service agreement with Starry, and as the service consideration, the Company issued 500,000 restricted Class A Ordinary Shares to Starry (See Note 19).